Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 10 – COMMITMENTS AND CONTINGENT LIABILITIES

a)	Obligation to pay royalties to the State of Israel

The Company is required to pay royalties to the State of Israel (represented by the IIA), computed on the basis of proceeds from the sale or license of products for which State grants supported development. These royalties are generally 3% - 5% of sales until repayment of 100% of the grants (linked to the U.S. dollar) received by the Company plus annual interest at the LIBOR rate.

The aggregate contingent obligation payable by the Company as of December 31, 2021 was approximately $7.8 million, which represented the gross amount of grants received by the Company from the IIA, including accrued interest as of December 31, 2021. As of December 31, 2021, the Company had not paid any royalties to the IIA.

In January 2021, the Company submitted a new grant application to the IIA for reimbursement by the IIA of certain expenses associated with its clinical development program of prevention of cytokine storms and organ dysfunction associated with sepsis for a period commencing January 1, 2021 and ending December 31, 2021 (the “2021 Sepsis Grant Application”). In May 2021 the IIA approved the 2021 Sepsis Grant Application in the total amount of $1.2 million.

In March 2020, the Company submitted a grant application to the IIA for funding of its clinical development program of prevention of organ dysfunction and cytokine storms associated with COVID-19. The Company’s application for grants of $597 thousand was approved by the IIA in April 2020 for a period that commenced on April 1, 2020 and ended on March 31, 2021. The approved IIA funding was approximately 30% of the total expenses for the approved clinical program, which the Company executed in Israel.

In January 2020, the Company submitted a grant application to the IIA for funding of its clinical development program of prevention of cytokine storms and organ dysfunction associated with Sepsis. The Company’s application for grants of $1 million was approved by the IIA in April 2020 for a period that commenced on April 1, 2020 and ended on March 31, 2021. The approved IIA funding was approximately 30% of the total expenses for the approved clinical program, which the Company executed in Israel.

b)	On September 7, 2018 the Company entered into an agreement with its Executive Chairman. Pursuant to the agreement, upon termination of the Chairman’s board service, under certain conditions defined in the agreement, the Executive Chairman will be entitled to receive an amount of up to three times his then annual base retainer plus the value of accrued benefits. As of December 31, 2021, no termination liability was accrued or paid.

On November 4, 2021 the Company and the Executive Chairman entered into an amendment to the agreement, granting the Executive Chairman 3.33% of future gross proceeds actually received by the Company during the first five (5) years following consummation of a commercial transaction involving the Company or sale of the Company, in each case as defined in the amendment. In the case of a Commercial Transaction, the fee with respect to such commercial transaction would become payable only once the aggregate consideration actually received by the Company in respect of such commercial transaction is equal to or greater than $20 million.

c)	Litigation

From time to time, the Company may be involved in various lawsuits, legal proceedings, or claims that arise in the ordinary course of business. Management believes that there were no claims or actions pending against the Company at December 31, 2021 which will have, individually or in the aggregate, a material adverse effect on the Company’s business, liquidity, financial position or results of operations. Litigation, however, is subject to inherent uncertainties, and an adverse result in such matters may arise from time to time that may harm the Company’s business.